CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CAPITAL RISK MANAGEMENT
Equity	$ 961.3	$ 944.5
Long-term debt	714.5	780.5
Gross Capital	1,675.8	1,725.0
Cash and cash equivalents	(83.4)	(103.7)	$ (216.2)
Total	$ 1,592.4	$ 1,621.3